Accounts receivable net (Tables)	12 Months Ended
Sep. 30, 2023
Accounts receivable net
Schedule of accounts receivable
	As of	As of
	September 30,	September 30,
	2023	2022

Accounts receivable	$24,692,164	$16,358,493
Less: allowance for doubtful accounts	(14,719)	(7,249)
Accounts receivable, net	$24,677,445	$16,351,244